Restatement of Previously Issued Financial Statements (Tables)	3 Months Ended
Mar. 31, 2012
Accounting Changes and Error Corrections [Abstract]
Restatement of Previously Issued Financial Statements
The following is a summary of the effects of the restatement on the Company's Statements of Consolidated Income, Statements of Comprehensive Income and Statements of Cash Flows for the quarter ended March 31, 2011 (in millions of dollars, except per share amounts):

	Quarter ended March 31, 2011
	Previously Reported	Adjustment	Restated
Statements of Consolidated Income:
Selling, administrative, research and development, and general	$14.9	$0.7	$15.6
Total costs and expenses	302.1	0.7	302.8
Operating income	20.5	(0.7)	19.8
Income before income taxes	17.7	(0.7)	17.0
Income tax provision	(6.4)	0.2	(6.2)
Net income	$11.3	$(0.5)	$10.8
Earnings per common share, Basic:
Net income per share	$0.59	$(0.02)	$0.57
Earnings per common share, Diluted:
Net income per share	$0.59	$(0.02)	$0.57

Statements of Consolidated Comprehensive Income:[1]
Net income	$11.3	$(0.5)	$10.8
Other comprehensive income:
Reclassification adjustments:
Less: amortization of net actuarial loss	—	0.1	0.1
Less: amortization of prior service cost	—	1.0	1.0
Less: tax impact on amortization of prior service cost	—	(0.4)	(0.4)
Other comprehensive (loss) income, net of tax	(0.3)	0.7	0.4
Comprehensive income	$11.0	$0.2	$11.2

Statements of Consolidated Cash Flows:
Net income	$11.3	$(0.5)	$10.8
Deferred income taxes	6.1	(0.3)	5.8
Non-cash net periodic benefit income[2]	—	(1.5)	(1.5)
Other non-cash charges[2]	$(2.2)	$2.3	$0.1
______________________________

[1]
Total comprehensive income and components of other comprehensive income (loss) were previously included in the Statement of Stockholders' Equity for interim reporting periods prior to 2012. The Company adopted ASU 2011-05 beginning with the annual period ended December 31, 2011 and presented the Statement of Comprehensive Income as its own separate statement. As such, the Previously Reported amounts in the tables above reflect the changes in the presentation.

2.
Non-cash net periodic benefit cost was included within Other non-cash charges in the quarter ended March 31, 2011. Such amount has been reclassified from Other non-cash charges to conform to current period presentation.